Regulator File No.

84-01100

[redacted]

12061144

In accordance with Rule 202 of Regulation S-T, this amendment to Form TA-1 is being filed in paper pursuant to a continuing hardship exemption.

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Expires: April 30, 2012
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-1 /A

UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES AND EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):

☐ Comptroller of the Currency ☐ Board of Governors of the Federal Reserve System
☐ Federal Deposit Insurance Corporation ☒ Securities and Exchange Commission

2. Filing Status of this form (check one):

☐ Registration ☒ Amendment to Registration

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 13 2012
04 REGISTRATIONS BRANCH

3. a. Full name of registrant:
Goldman, Sachs & Co.

Previous name, if being amended:
N/A

b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):
900050

c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

(Number and Street)	(City)	(State)	(Zip Code)
71 S. Wacker Dr. Suite 500	**Chicago,**	**IL**	**60606**

e. Telephone Number: (Include Area Code)
312-655-4400

d. Mailing address, if different from response to Question 3c.
N/A

4. Does registrant conduct, or will conduct transfer agent activities at any location other than that given in question 3c above? If "yes", provide address(es): Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5) Yes ☐ No ☐

SEC 1528 (9-01) **Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

Form TA-1
Page 2

Applicant Name: Goldman, Sachs & Co.

Date: February 9, 2012

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged as a service company to perform transfer agent functions:

Name	FINS Number	Delete
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
		☐

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S. C. 1001 and 15 U.S.C. 78ff(a)

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

Manual signature of Official responsible for form:	Title: **Chief Compliance Officer**
Name of Official responsible for form: (First name, Middle name, Last name) **Elizabeth Janelle Ford**	Date Executed (Month/Day/Year): February 9, 2012

Regulator/File No. 84-01100	**SEC Supplement to Form TA-1**	**OMB APPROVAL** OMB Number: 3235-0084 Expires: April 30, 2012 Estimated average burden hours per response.....2.0

Completion of the SEC Supplement to Form TA-1 is required of all independent, non-issuer registrants Whose appropriate regulatory agency is the Securities and Exchange Commission.

Full name of registrant:
Goldman, Sachs & Co.

1. **If registrant is a:**
   ☐ Corporation – Complete Schedule A ☐ Sole Proprietorship – Complete Schedule C
   ☐ Partnership – Complete Schedule B ☐ Other (specify):__________ - Complete Section C

2. **Does any person or entity not named in Schedules A, B or C:**
   (a) directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or...... Yes ☐ No ☐

   (If yes, state on Schedule D the exact name of each person or entity and describe the agreement or other basis through which such person or entity exercises or has the power to exercise control.)
   (b) wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others?...... Yes ☐ No ☐

   (If yes, state on Schedule D the exact name of each person or entity and describe the agreement or arrangement through which such financing is made available, including the amount thereof.)

3. **Definitions:**

Control Affiliate: - An individual or firm that directly or indirectly controls, is under common with, or is controlled by applicant. Included are any employees identified in Schedules A, B, C or D of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.

Investment or investment related - Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).

Involved - Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

A. In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contendere ("no contest") to:

(1) A felony or misdemeanor involving: investment or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? Yes ☐ No ☐

(2) Any other felony?...... Yes ☐ No ☐

B. Has any court in the past ten years:

(1) Enjoined the applicant or a control affiliate in connection with any investment-related activity?...... Yes ☐ No ☐

(2) Found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? ...... Yes ☐ No ☐

C. Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

(1) Found the applicant or a control affiliate to have made a false statement or omission?...... Yes ☐ No ☐

(2) Found the applicant or a control affiliate to have been involved in a violation of its regulations or statues?...... Yes ☐ No ☐

Regulator/File No.

84-01100

Supplement to Form TA-1
Page 2

(3) Found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted?.................................... ☐ Yes ☐ No

(4) Entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities?... ☐ Yes ☐ No

D. Has any other Federal regulatory agency or any state regulatory agency:

(1) ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical? ☐ Yes ☐ No

(2) ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes? ☐ Yes ☐ No

(3) ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted? ☐ Yes ☐ No

(4) in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity? ☐ Yes ☐ No

(5) ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities? ☐ Yes ☐ No

(6) ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant? ☐ Yes ☐ No

E. Has any self-regulatory organization or commodities exchange ever:

(1) found the applicant or a control affiliate to have made a false statement or omission? ☐ Yes ☐ No

(2) found the applicant or a control affiliate to have been involved in a violation of its rules? ☒ Yes ☐ No

(3) found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business? ☐ Yes ☐ No

(4) Disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities? ☐ Yes ☐ No

F. Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud? ☒ Yes ☐ No

G. Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to parts A-F of this item? ☐ Yes ☐ No

H. Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate? ☐ Yes ☐ No

I. Does the applicant or a control affiliate have any unsatisfied judgments or liens against it? ☐ Yes ☐ No

4. **For each yes to Item 3, provide on Schedule D the following details of any court or regulatory action:**
   - The individuals named in the action
   - The title and date of the action
   - The court or body taking the action and its location

   A description of the proceeding

File Number 84-01100	**Schedule A of SEC Supplement to Form TA-1 For Corporate Registrants**	

This form requests information on corporate registrants.

1. Please complete appropriate columns for:
   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions and
   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.
2. Check "Control Person" column if person has "control". Control is defined as: Control – the power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
3. Ownership codes are:

NA – 0 – 5%	B – 10% up to 25%	D – 50% - 75%
A – 5% - 10%	C – 25% up to 50%	E – 75% - 100%

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE — Section for amendments to report deletion of previously reported persons.

		Ending		

File Number 84-01100	**Schedule B of SEC Supplement to Form TA-1 For Partnership Registrants**	
Date: Mo/Day/Yr 2/9/2012	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on partnership registrants.

1. Please complete for all general partners and list all limited and special partners who have contributed 5% or more of the partnership's capital.
2. For each partner, complete appropriate columns below.
3. Check "Control Person" column if person has "control." Control is defined as:
   Control: The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
4. Ownership codes are:
   NA – 0 – 5%   B – 10% up to 25%   D – 50% - 75%
   A – 5% - 10%   C – 25% up to 50%   E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.		
		Ending	

File Number 84-01100	**Schedule C of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 2/9/2012	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on applicants other than partnerships and corporations.

1. Please complete for any person, including a trustee, who directs, manages, or participates in directing or managing the affairs of registrant.
2. Give each listed person's title or status and describe the nature of his authority and his beneficial interest in applicant.

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE — Section for amendments to report deletion of previously reported persons.

		Ending	

File Number 84-01100	**Schedule D of SEC Supplement to Form TA-1**	
Date: Mo/Day/Yr 2/9/2012	Full Name of Registrant: **Goldman, Sachs & Co.**	

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

Item on Form (Identify)	Answer
3F	Australian Securities Exchange, File No. E2010029 In a Contravention Notice dated August 12, 2011 (the "Notice"), the Australian Securities Exchange ("ASX") alleged that, during the period from November 4, 2009 to August 26, 2010 (the "Relevant Contravention Period"), (i) Goldman Sachs Australia Pty Ltd ("GS Australia", formerly known as Goldman Sachs & Partners Australia Pty Ltd) contravened ASX Market Rule 7.11.1 by failing to comply with the relevant provisions of the Australian Corporations Act (and its accompanying regulations) governing the keeping and treatment of money paid, or property given, to GS Australia in connection with services provided to, or products held by, clients of GS Australia, and (ii) GS Australia contravened ASX Market Rule 7.11.10 by failing to perform a reconciliation in relation to the relevant trust account in the time, form and manner required by the ASX. The alleged Contraventions were referred to the ASX Disciplinary Tribunal (the "Tribunal") for determination. On December 14, 2011, the Tribunal determined that GS Australia contravened ASX Market Rules 7.11.1 and 7.11.10 during the Relevant Contravention Period in the manner alleged in the Notice, and imposed of a fine of AU$50,000, plus tax, which amount will be paid upon receipt of an invoice from ASX. In determining the penalty, the Tribunal took into account that: (i) GS Australia has previous disciplinary history, not withstanding that GS Australia has no disciplinary history regarding the matters relevant to the misconduct; (ii) the relevant conduct had the potential to damage the reputation and integrity of the ASX and the market and facilities it operates; (iii) the misconduct was self-reported in a timely and comprehensive manner; (iv) GS Australia fully co-operated with ASX in relation to the conduct of its investigation into the contraventions; (v) GS Australia agreed at the earliest opportunity not to contest the contraventions; (vi) the misconduct was unintentional and in a number of cases the conduct was the responsibility of an unrelated third party; (vii) at no stage was any market transaction not enabled because of the misconduct; (viii) there was no commercial advantage or financial benefit obtained because of the misconduct; (ix) there were no losses suffered by clients, or compensation claims or complaints made by clients in relation to the contraventions and (x) GS Australia promptly implemented remedial measures to seek to prevent any recurrence of the contravening conduct.
3E(2)	NYSE File No. 12-NYSE-1 The Legal Section of the Market Regulation Department at the Financial Industry Regulatory Authority, on behalf of NYSE Regulation, Inc, alleged that Goldman, Sachs & Co. (the "Firm") failed : (I) (i) on five occasions between November 14, 2008 and August 5, 2009, to timely submit the Regulation M trading notice to the NYSE in connection with distributions on an NYSE-listed company in which the Firm acted as an underwriter or manager and (ii) to notify the NYSE of the Firm's intention to engage in certain syndicate covering transactions on April 27-28, 2010 and May 18, 2010, prior to engaging in the transactions, in connection with an offering of a security for which the Firm was lead manager, each in alleged violation of NYSE Rule 5190; (II) on two occasions between June 4, 2009 and March 5, 2010, to timely notify the NYSE of its participation in a distribution for which its affiliated Designated Market-Maker (DMM) was registered, in alleged violation of NYSE Rule 460.30; and (III) to reasonably supervise compliance with NYSE Rules 5190 and 460.30, by failing to have a reasonable system of follow-up and review to determine if its reporting policies and procedures with respect to such rules were followed, in alleged violation of NYSE Rule 342. Without admitting or denying the allegations, the Firm consented to a fine and censure and entered into a Stipulation of Facts and Consent to Penalty with NYSE Regulation, Inc., which was approved by the NYSE Hearing Board on January 9, 2012 and became final on February 3, 2012. On January 26, 2012, the Firm submitted a wire in payment of the fine in the amount of $10,000.

3E(2)	NYSE Arca File No. 12-ARCA-1 The Legal Section of the Market Regulation Department at the Financial Industry Regulatory Authority, on behalf of NYSE Regulation, Inc., alleged that, due to the inadvertent introduction of a programming error into a surveillance report designed to detect potential violations of Rule 105 of Regulation M, and which has since been corrected, Goldman, Sachs & Co. (the "Firm"), from in or about October 2007 through August 2008, did not maintain an adequate supervisory system reasonably designed to detect potential violations of Rule 105 of Regulation M, in alleged violation of NYSE Arca Equities Rule 6.18(b). Without admitting or denying the allegations, the Firm consented to a fine and censure and entered into an Offer of Settlement and Consent with NYSE Regulation, Inc., on behalf of NYSE Arca, Inc., which was accepted by the NYSE Arca Hearing Board on January 9, 2012, and on January 26, 2012, the Firm submitted a wire in payment of the fine in the amount of $40,000.
3E(2)	FINRA File No. 20110260449-01 Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Enforcement alleged that during the period of April 1, 2007 through September 30, 2010, Goldman, Sachs & Co. (the "Firm") failed to comply with Municipal Securities Rulemaking Board ("MSRB") Rules G-32 and G-36, in certain respects. More specifically, FINRA Department of Enforcement alleged that the Firm filed 72 out of 934 filings late, resulting in an overall failure rate during the review period of 7.7 percent, in alleged violation of MSRB Rules G-36 and G-32. Without admitting or denying the allegations or findings, the Firm consented to a censure and fine and entered into a Letter of Acceptance, Waiver and Consent (AWC) which was accepted by FINRA on December 19, 2011 and on January 4, 2012, the Firm submitted a wire in payment of the fine in the amount of $7,500.